Headcount - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,792	1,971
Average	1,852	2,006
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,772	1,951
Average	1,832	1,985
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	20	20
Average	20	21